Summary of significant accounting policies - Additional information (Details)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2020 shares	Dec. 17, 2019	Jan. 31, 2020	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Nov. 30, 2019 USD ($)
Advertising cost, net				$ 179,000		$ 183,000
Advertising costs					$ 503,000		$ 582,000	$ 1,200,000	$ 500,000
Weighted average number of common shares outstanding for the earnings per share increased | shares	24,634,560
Working capital changes						1,900,000		4,600,000
Shares conversion ratio		0.025
Unbilled accounts receivable				2,093,000		2,093,000		1,402,000	547,000
Research and developments costs				800,000	1,600,000	2,100,000	2,500,000	2,300,000	4,000,000
Capitalized computer software cost				$ 0	$ 400,000	0	$ 400,000	$ 900,000	$ 2,800,000
Concentration of credit risk percent				40.00%				92.00%	86.00%
Concentration of credit Risk description				No one individual client represents more than 10% of revenues for the three and six months ended February 29, 2020				had no individual client that represented more than 10% of its annual revenues for either fiscal years 2019 or 2018.
Short term accrued workers compensation				$ 200,000		200,000		$ 100,000
Long term accrued workers compensation				700,000		700,000		100,000		$ 100,000
Short term assets				2,000,000		2,000,000		200,000
Short term liabilities				2,000,000		2,000,000
Long term assets				3,300,000		3,300,000		800,000
Long term liabilities				5,600,000		5,600,000
Short-term asset and workers compensation - deposits				200,000		200,000		100,000
Long-term asset and workers compensation - deposits				500,000		$ 500,000		$ 500,000
Settlement claims				$ 500,000
Preferred Stock
Shares conversion ratio			1			1